UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                               13F

                       FORM 13F COVER PAGE

Report for the Calendar or Quarter Ended:  December 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.) [  ] is a restatement
	[  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:	   Dworsky Alan Jacob, dba Mt. Auburn Management
Address:   Three Post Office Square
	   Suite 500
	   Boston, MA  02109

13F File Number: 28-2934

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing the Report on Behalf of Reporting Manager:

Name:	Suzanne E. Werber
Title:	Associate
Phone:	617-423-7707
Signature, Place, and Date of Signing:

Suzanne E. Werber	Boston, MA	February 5, 2007


Report Type (Check only one.):

[ X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:  None



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	11

Form 13F Information Table Value Total:	$124,691,000


List of Other Managers:	NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING
AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED
NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -
-------
Cognizant Technology Solutions COM              192446102    15201   197000 SH       SOLE                            197000
Expeditors Int'l               COM              302130109     6379   157500 SH       SOLE                            157500
Genentech                      COM              368710406    12169   150000 SH       SOLE                            150000
Google                         COM              38259P508    12801    27800 SH       SOLE                             27800
Intel Corp                     COM              458140100    11340   560000 SH       SOLE                            560000
Nucor Corp                     COM              670346105    12599   230500 SH       SOLE                            230500
Peabody Energy                 COM              704549104     8991   222500 SH       SOLE                            222500
SAP                            COM              803054204    11947   225000 SH       SOLE                            225000
Schlumberger Ltd               COM              806857108    14748   233500 SH       SOLE                            233500
Sun Microsystems               COM              866810104     6504  1200000 SH       SOLE                           1200000
Varian Medical Systems         COM              92220P105    12011   252500 SH       SOLE                            252500